Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Payable Tables
Schedule of Notes Payable

Note Type	Issue Date	Maturity Date	Interest Rate	March 31, 2016	December 31, 2015
					(as adjusted)
First Secured Convertible Note	10/24/14	12/31/19	8.5%	5,000,000	5,000,000

Second Secured Convertible Note	5/4/15	12/31/19	8.5%	2,000,000	2,000,000

Third Secured Convertible Note	2/24/16	2/23/19	8.5%	2,000,000	-
				9,000,000	7,000,000
Less: Debt discount				3,092,226	1,383,905
Less: Debt issuance costs				580,564	533,343
Net Notes payable				$5,327,210	$5,082,752

Note Type	Issue Date	Maturity Date	Interest Rate	December 31, 2015	December 31, 2014

Secured Convertible Note	10/24/14	10/24/17	8.5%	5,000,000	5,000,000

Second Secured Convertible Note	5/4/15	5/4/18	8.5%	2,000,000	-0-
				7,000,000	5,000,000
Less: Debt discount				1,383,905	1,354,806
Net Notes payable				$5,616,095	$3,645,194